Equity Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of anti-dilutive securities

At September 30, 2016 and 2015 (unaudited), the Company excluded the outstanding securities summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculations of earnings per share and weighted average shares outstanding, as their effect would have been anti-dilutive (in thousands).

	September 30,	September 30,
	2016	2015

Long Term Investor Rights	342	412
Underwriter’s warrants	802	802
Warrants associated with convertible debt	1,038	1,038
Common stock options	3,669	3,505
Restricted stock units	142	190
Employee stock purchase plan	109	75

Total	6,102	6,022

Schedule of potentially dilutive securities

The fair value of the warrant issued as part of underwriting fee for the Company’s IPO was estimated to be $2,772,000, using the Black-Scholes option-pricing model with the following assumptions:

Risk-free rate of return	1.63%
Expected dividend yield	0%
Expected volatility	49.92%
Expected term	5 years